Taxes (Details 2) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Allowance for credit losses	$ 443,492	$ 281,441
Impairment	170,871	165,566
Net operating loss carryforwards	213,928	54,408
Accrued expenses	100,233	86,923
Gross deferred tax assets	928,524	588,338
Less: valuation allowance(1)	(928,524)	(588,338)
Deferred tax assets, net